Label	Element	Value
Greenspring Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Greenspring Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary investment objective is long-term capital appreciation through a total return approach to investing.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Income is an important, but secondary, objective.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxable distributions on Fund shares that are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses for the Fund will not correlate to the Ratio of Expenses to Average Net Assets shown in the Fund’s most recent Annual Report and in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  It assumes that:

•   You invest $10,000 in the Fund for the periods indicated;

•   You redeem in full at the end of each of the periods indicated;

•   Your investment has a 5% return each year; and

•   The Fund’s operating expenses remain the same each year.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies .
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests in stocks its investment adviser believes are undervalued at the time of purchase and fixed income investments, including corporate, convertible, and high yield bonds (sometimes referred to as below investment grade bonds or “junk bonds”), that have the potential to provide income, capital appreciation or a combination of both.  The Fund invests primarily in securities of U.S. issuers.  The Fund may invest in companies of any market capitalization that its investment adviser believes are undervalued relative to historical valuations, the company’s peers, the securities market in general or its value as a private company, and provide an attractive risk/reward value.  The investment adviser utilizes a bottomup approach whereby it researches individual companies regardless of the industry.  The Fund’s investment style is typically referred to as a “value” investing approach.  The Fund may also invest in companies in the process of financial restructuring or liquidation.  If the Fund cannot find securities that meet its investment criteria, or for cash management purposes, it may invest in high-quality, short-term money market instruments, including money market funds.  As a result, the size of the Fund’s cash reserves may reflect the investment adviser’s ability to find securities that meet its investment strategies rather than the market outlook.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks .
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The risks associated with an investment in the Fund can increase during times of significant market volatility.  The principal risks of the Fund are:

•	There is a risk that you could lose all or a portion of your investment in the Fund.

•
Value investing may be out of favor.  Value stocks may remain undervalued during a given period.  This may happen because value stocks, as a category, lose favor with investors compared to growth stocks.

•
Although the Fund’s investment adviser invests in companies it considers undervalued relative to their peers or the general stock market, there is a risk that the value of these securities may decline or may not reach what the investment adviser believes are their full value.  In addition, there is the risk that securities judged to be undervalued may actually be appropriately priced.

•
In general, values of equity securities, including common and preferred stocks, fluctuate in response to changes in a company’s financial condition or prospects (including actual or anticipated earnings) as well as general market, economic and political conditions and other factors. Equity securities generally fluctuate in value more than bonds, and may decline in value over short or extended periods.

•
The Fund may invest in small- and mid-capitalization securities that tend to be more volatile and less liquid than large-capitalization securities, which can negatively affect the Fund’s ability to purchase or sell these securities.

•	Debt securities, such as bonds, involve interest rate risk, credit risk, prepayment risk and extension risk, among other things.

•
Changes in interest rates will affect the value of the Fund’s investments.  Generally, prices of debt securities tend to fall when prevailing interest rates rise and rise when prevailing interest rates fall.  As of the date of this Prospectus, interest rates in the United States remain at or near historic lows, but may rise significantly or rapidly, exposing the Fund to a heightened level of interest rate risk which may result in losses to the Fund.  Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security’s price.  Thus, the Fund’s sensitivity to interest rate risk will increase with any increase in the Fund’s overall duration.

•
Credit risk is the risk that the issuer or the guarantor of a fixed income security is unable or unwilling, or is perceived to be unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations.  Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.  The downgrade of the credit rating of a security may decrease its value.

•
Prepayment risk is the risk that when interest rates are low, issuers will often repay the obligation underlying a “callable security” early, in which case the Fund may have to reinvest the proceeds in an investment offering a lower yield and may not benefit from any increase in value that might otherwise result from declining interest rates.

•
Extension risk is the risk that higher interest rates will often result in slower payoffs of lower coupon bonds, which effectively increases duration, heightens interest rate risk, and increases the potential for price declines.

•
High yield bonds (sometimes referred to as below investment grade bonds or “junk bonds”) are securities rated BB or lower by Standard & Poor’s Ratings Services (“S&P”), Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”) or, if unrated, deemed by the Fund’s investment adviser to be of comparable quality.  High yield bonds are speculative in nature, involve greater credit risk and risk of default by the issuer, and may be less liquid and subject to greater market fluctuations than higher-rated fixed income securities. High yield bonds are usually more sensitive to economic conditions and individual corporate developments than higher-rated securities, which may adversely affect their value.

•
Investment grade securities are securities rated BBB or higher by S&P or Baa or higher by Moody’s. Securities rated in the lower investment grade rating categories ( e.g., BBB or Baa) are considered investment grade securities, but are somewhat riskier than higher-rated securities because they are regarded as having only an adequate capacity to pay principal and interest and are considered to lack outstanding investment characteristics.

•
In addition to the interest rate risk, the credit rating of the issuer and other factors affecting the value of the underlying stock also may have an effect on a convertible security’s investment value.

•
Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities.  Preferred stock also is subject to many of the risks associated with debt securities, including interest rate risk.

•
Certain of the Fund’s investments may be or become illiquid. An illiquid investment may be difficult to sell or value and the Fund may be unable to sell illiquid investments at the time or price it desires and could lose its entire investment in such investments. The Fund also may be required to dispose of other investments at unfavorable times or prices to satisfy its obligations, which may result in a loss or may be costly to the Fund.

•
Market developments and other factors, including a general rise in interest rates, have the potential to  cause investors to move out of fixed income securities on a large scale, which may increase  redemptions from mutual funds that hold large amounts of fixed income securities. Such a move,  coupled with a reduction in the ability or willingness of dealers and other institutional investors to  buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the  fixed income markets. The Fund may experience periods of heavy redemptions that could cause it to  sell assets at inopportune times, at a loss, or at depressed values. This risk is heightened during  periods of declining or illiquid markets. Heavy redemptions could hurt the Fund’s performance.

•
The Fund may invest in actual or anticipated special situations such as financial restructurings or liquidations. These transactions may not be completed as the Fund’s investment adviser anticipates or may take an excessive amount of time to be completed. They also may be completed on different terms than the investment adviser anticipates, resulting in a loss to the Fund. Some special situations may be so uncertain that the Fund may lose its entire investment in the situation.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is a risk that you could lose all or a portion of your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance .
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with the Russell 3000 ® Index, a broad measure of market performance, as well as the Lipper Flexible Portfolio Index, a more narrowly based index, which includes funds that allocate assets across various asset classes with a focus on total return.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.greenspringfund.com or by calling the Fund toll-free at (800) 366-3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with the Russell 3000 ® Index, a broad measure of market performance, as well as the Lipper Flexible Portfolio Index, a more narrowly based index, which includes funds that allocate assets across various asset classes with a focus on total return.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 366-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.greenspringfund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Performing Quarters During the Last 10 Years
	Quarter/Year	Total Return
Best	June 30, 2009	12.21%
Worst	December 31, 2008	-8.85%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.85%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2015)
Greenspring Fund | Russell 3000 ® Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.18%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.35%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 1983
Greenspring Fund | Lipper Flexible Portfolio Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Flexible Portfolio Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.53%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.65%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.20%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 1983
Greenspring Fund | retail
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.72%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	306
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	531
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,178
Annual Return 2006	rr_AnnualReturn2006	12.29%
Annual Return 2007	rr_AnnualReturn2007	5.32%
Annual Return 2008	rr_AnnualReturn2008	(11.72%)
Annual Return 2009	rr_AnnualReturn2009	15.83%
Annual Return 2010	rr_AnnualReturn2010	10.63%
Annual Return 2011	rr_AnnualReturn2011	(0.26%)
Annual Return 2012	rr_AnnualReturn2012	9.07%
Annual Return 2013	rr_AnnualReturn2013	18.13%
Annual Return 2014	rr_AnnualReturn2014	(2.51%)
Annual Return 2015	rr_AnnualReturn2015	(5.86%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.86%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.36%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.67%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.11%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 1983
Greenspring Fund | retail | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.20%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.91%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.85%
Greenspring Fund | retail | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.58%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.33%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.40%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.62%

[1]	Total Annual Fund Operating Expenses for the Fund will not correlate to the Ratio of Expenses to Average Net Assets shown in the Fund's most recent Annual Report and in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.